Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Summary of majority shareholders

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	91,125,521	53.8%
(*) 169,224,766 ordinary shares were outstanding at 31 December 2019, comprising 170,863,773 shares in issue less 1,733,051 shares held in treasury

The disclosure of valuation adjustments.	Valuation adjustments comprise the following at December 31:

	2019	2018
	US$'000	US$'000
Actuarial gains and losses	1,248	(390)
Hedging instruments and other	(3,417)	(11,169)
Total	(2,169)	(11,559)

Schedule of net financial debt

Management’s review of the Company’s capital structure includes monitoring of the leverage ratio, which was as follows at December 31:

	2019	2018	2017
	US$'000	US$'000	US$'000
Gross financial debt (*)	606,361	645,389	571,337
Cash, restricted cash and cash equivalents	(123,175)	(216,647)	(184,472)
Total net financial debt	483,186	428,742	386,865

Total equity (**)	602,297	884,372	937,758

Total net financial debt / total equity	80.22%	48.48%	41.25%

(*)   Gross financial debt comprises bank borrowings, obligations under leases, debt instruments and other financial liabilities.

(**)  Total equity comprises all capital and reserves of Company as stated in the consolidated statement of financial position.

Summary of gross financial debt

The classification of the Company’s gross financial debt between non-current and current at December 31 is as follows:

	2019		2018		2017
	Balance		Balance		Balance
	US$'000%		US$'000%		US$'000%
Non-current gross financial debt	548,531	90.46%	560,738	86.88%	458,056	80.17%
Current gross financial debt	57,830	9.54%	84,651	13.12%	113,281	19.83%
Total gross financial debt	606,361	100.00%	645,389	100.00%	571,337	100.00%

Schedule of changes in non-controlling interests

Balance
US$'000
Balance at January 1, 2018	121,734
Loss for the year	(19,088)
Increase of Parent’s indirect ownership interest in FerroAtlántica de Venezuela S.A.	14,389
Translation differences and other	(890)
Balance at December 31, 2018	116,145
Loss for the year	(5,039)
Increase of Parent’s indirect ownership interest in Ferrosolar OPCO Group SL. and Rocas, Arcillas y Minerales, S.A.	5,881
Translation differences and other	1,090
Balance at December 31, 2019	118,077

Summary of financial information for non-controlling interests

	2019		2018
	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000
Statement of Financial Position
Non-current assets	80,923	63,639	84,864	62,725
Current assets	56,839	30,931	59,957	42,125
Non-current liabilities	14,677	19,944	14,677	15,406
Current liabilities	27,579	7,277	38,060	24,356
Income Statement
Sales	167,503	78,414	168,041	108,764
Operating profit	6,688	252	6,319	2,284
Profit before taxes	6,423	(36)	6,319	979
Net (loss) income	3,276	(70)	(6,458)	478
Cash Flow Statement
Cash flows from operating activities	2,287	3,720	10,025	4,317
Cash flows from investing activities	(2,256)	(3,544)	(3,830)	(4,980)
Cash flows from financing activities	—	227	—	—
Exchange differences on cash and cash equivalents in foreign currencies	—	149	—	(32)
Beginning balance of cash and cash equivalents	6,535	1,767	340	2,462
Ending balance of cash and cash equivalents	6,566	2,319	6,535	1,767